Share Capital (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Share Year shares	Dec. 31, 2021 USD ($) Share shares	Dec. 31, 2020 Share USD ($)
Disclosure Of Classes Of Share Capital Line Items
Share-based compensation	$ 1,919,000	$ 1,199,000
Expense from share-based payment transactions	1,919,000	1,199,000
Share capital	$ 530,272,000	528,722,000
Number of outstanding share options not yet vested and exercisable | Share	69,900
Remaining life of outstanding share options	1 year 2 months 15 days
Number of shares authorised for bonus shares | shares	364,000
Omnibus Plan [Member]
Disclosure Of Classes Of Share Capital Line Items
Share-based compensation	$ 2,196,000	1,446,000
Expense from share-based payment transactions	1,919,000	1,199,000
Share-based compensation capitalized to mineral property, plant and equipment	277,000	247,000
Capital reserve	1,251,000	791,000
Share capital	185,000	204,000
Additional paid-in capital	760,000	451,000
Exercise of options and warrants and vesting of restricted share units transferred from equity reserves to share capital.	1,365,000	610,000
Share Options [Member]
Disclosure Of Classes Of Share Capital Line Items
Share-based compensation	$ 2,011,000.000
Share Options [Member] | Bottom of range [Member]
Disclosure Of Classes Of Share Capital Line Items
Remaining life of outstanding share options	7 days
Share Options [Member] | Top of range [Member]
Disclosure Of Classes Of Share Capital Line Items
Remaining life of outstanding share options	7 years 5 months 26 days
Restricted Share Unit (RSU) [Member]
Disclosure Of Classes Of Share Capital Line Items
Share-based compensation		$ 1,242,000
Number of other equity instruments outstanding | Share	1,327,184	1,502,496	1,151,035
Number of other equity instruments exercised or vested in share-based payment arrangement | Share	116,632
Number of share units expected to be settled in cash | shares	550,981
Number of other equity instruments granted in share-based payment arrangement | Share	743,110	505,726
Weighted average fair value at measurement date, other equity instruments granted	$ 2,031,000.000	$ 1,573,000
Number of restricted shares settled | shares	522,617	87,072
Number of restricted shares settled upon vesting in restricted shares unit | shares	282,139	67,193
Proceeds cash from vesting options	$ 726,000	$ 214,000
Restricted Share Unit (RSU) [Member] | Construction Finance [Member]
Disclosure Of Classes Of Share Capital Line Items
Number of other equity instruments outstanding | Share	86,557
Restricted Share Unit (RSU) [Member] | Production [Member]
Disclosure Of Classes Of Share Capital Line Items
Number of other equity instruments outstanding | Share	45,261
Restricted Share Unit (RSU) [Member] | January 2022 [Member]
Disclosure Of Classes Of Share Capital Line Items
Number of other equity instruments outstanding | Share	431,816
Restricted Share Unit (RSU) [Member] | January 2023 [Member]
Disclosure Of Classes Of Share Capital Line Items
Number of other equity instruments outstanding | Share	570,554
Restricted Share Unit (RSU) [Member] | Other [Member]
Disclosure Of Classes Of Share Capital Line Items
Number of other equity instruments outstanding | Share	76,364
Unrestricted Shares [Member]
Disclosure Of Classes Of Share Capital Line Items
Number of shares issued | shares	71,196	58,032
Share-based compensation	$ 185,000	$ 204,000
Warrant [Member]
Disclosure Of Classes Of Share Capital Line Items
Number of other equity instruments outstanding	745,307	745,307	3,137,918
Expiry period of outstanding share purchase warrants | Year	1.25